UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC the
           General Partner of North Run Capital, LP

Signature, Place, and Date of Signing:

*
______________________________________________
     Thomas B. Ellis     Boston, Massachusetts     February 11, 2011

*
______________________________________________
     Todd B. Hammer      Boston, Massachusetts     February 11, 2011

*  By:  /S/ SARAH L. FILION
______________________________________________

Sarah L. Filion, Attorney-in-Fact
Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 15, 2009.



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $663,123 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     2075   826585 SH       SOLE                   826585
ALIMERA SCIENCES INC           COM              016259103     1998   192449 SH       SOLE                   192449
ASSURED GUARANTY LTD           COM              G0585R106     9717   549000 SH       SOLE                   549000
BAXTER INTL INC                COM              071813109    34823   687934 SH       SOLE                   687934
CARTER INC                     COM              146229109    21985   745000 SH       SOLE                   745000
CHARLES RIV LABS INTL INC      COM              159864107    30564   860000 SH       SOLE                   860000
CHARMING SHOPPES INC           COM              161133103     3375   950700 SH       SOLE                   950700
COCA COLA ENTERPRISES INC NE   COM              19122T109    30637  1224000 SH       SOLE                  1224000
CVS CAREMARK CORPORATION       COM              126650100    59290  1705200 SH       SOLE                  1705200
DELIA'S INC NEW                COM              246911101     4775  2744500 SH       SOLE                  2744500
GENERAL MTRS CO                COM              37045V100    31552   856000 SH       SOLE                   856000
HEALTH NET INC                 COM              42222G108    25516   935000 SH       SOLE                   935000
INTERVAL LEISURE GROUP INC     COM              46113M108    30020  1860000 SH       SOLE                  1860000
LEAR CORP                      COM NEW          521865204    36691   371700 SH       SOLE                   371700
MEDCATH CORP                   COM              58404W109     6306   452041 SH       SOLE                   452041
MI DEVS INC                    CL A SUB VTG     55304X104    64113  2365800 SH       SOLE                  2365800
MICROSOFT CORP                 COM              594918104    49819  1785000 SH       SOLE                  1785000
NEW YORK & CO INC              COM              649295102     9710  2196839 SH       SOLE                  2196839
PENNYMAC MTG INVT TR           COM              70931T103      838    46144 SH       SOLE                    46144
PEP BOYS MANNY MOE & JACK      COM              713278109    26278  1956700 SH       SOLE                  1956700
POWER ONE INC NEW              COM              73930R102    15388  1508600 SH       SOLE                  1508600
PSIVIDA CORP                   COM              74440J101     2467   482874 SH       SOLE                   482874
RETAIL VENTURES INC            COM              76128Y102    13819   847800 SH       SOLE                   847800
RUBICON TECHNOLOGY INC         COM              78112T107     3495   165800 SH       SOLE                   165800
SLM CORP                       COM              78442P106    56038  4451000 SH       SOLE                  4451000
SLM CORP                       COM              78442P106     7990   634700 SH  CALL SOLE                   734700
SPARK NETWORKS INC             COM              84651P100     3916  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    22397  1173842 SH       SOLE                  1173842
WELLPOINT INC                  COM              94973V107    57531  1011800 SH       SOLE                  1011800